Accounts receivable, net (Tables)	12 Months Ended
Mar. 31, 2020
Accounts receivable, net
Summary of accounts receivable, net

	As of March 31,
	2020	2019
Accounts receivable, gross	$78,785	$451,132
Less: allowance for doubtful accounts	—	—
Accounts receivable, net	$78,785	$451,132